[Investors Bank & Trust Co. Letterhead]





July 18, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:             Boston Advisors Trust (the "Trust")
                1933 Act File No.  333-90049
                1940 Act File No.  811-09675

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 1 (the "Amendment") to the Trust's Registration Statement on Form N1-A. The Amendment was filed electronically on July 13, 2001.

Please call the undersigned at (617) 937-1940 with any questions you may have regarding this filing.

Very truly yours,


/s/ John M. DelPrete
--------------------
John M. DelPrete
Secretary
Boston Advisors Trust